Non-current assets held for sale and discontinued operations - EPS (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
(Loss) profit after taxes from discontinued operations		$ (5,399)	$ 84,637
Denominator:
Weighted average basic shares outstanding	176,508,144	169,269,281	169,152,905
Basic (loss) earnings per ordinary share - discontinued operations (US$)		$ (0.03)	$ 0.50
Numerator:
(Loss) profit after taxes from discontinued operations		$ (5,399)	$ 84,637
Denominator:
Weighted average basic shares outstanding	176,508,144	169,269,281	169,152,905
Weighted average dilutive shares outstanding	176,508,144	169,269,281	169,152,905
Diluted earnings (loss) per share from discontinued operations		$ (0.03)	$ 0.50
Spanish Hydroelectric Business, Disposal Group And Discontinued Operation
Numerator:
(Loss) profit after taxes from discontinued operations		$ (5,399)	$ 84,637
Denominator:
Weighted average basic shares outstanding		169,269,281	169,152,905
Basic (loss) earnings per ordinary share - discontinued operations (US$)		$ (0.03)	$ 0.50
Numerator:
(Loss) profit after taxes from discontinued operations		$ (5,399)	$ 84,637
Denominator:
Weighted average basic shares outstanding		169,269,281	169,152,905
Effect of dilutive securities	0	0	0
Weighted average dilutive shares outstanding		169,269,281	169,152,905
Diluted earnings (loss) per share from discontinued operations		$ (0.03)	$ 0.50